Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Aug. 02, 2022	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The information provided below is mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, which requires that we, among other things, report the amount of “compensation actually paid” to our named executive officers. These amounts are calculated in accordance with applicable SEC rules, and do not reflect the actual amount of compensation earned by or paid to our named executive officers during each applicable year.

The guiding principles of our compensation philosophy are that pay should align with and support our strategic business goals and that compensation opportunities should align with the long-term interests of our shareholders. Please refer to the Compensation Discussion and Analysis section of this proxy statement for details regarding how the Compensation & Talent Management Committee links the compensation paid to our named executive officers to our corporate performance.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total Compensation for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs(3)	SSP Cumulative TSR(4)	Peer Group Cumulative TSR(4)	Net Income(5) (,000)	Company Selected Performance Measure - Operating Cash Flow(6) (,000)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022(1)	$15,043,797	$10,684,978	$1,759,657	$1,060,379	85.54	72.99	$198.7	$590.7
2021	$7,353,669	$9,463,550	$2,016,104	$2,387,599	125.5	125.83	$122.7	$574.9
2020	$4,560,510	$5,772,647	$1,388,123	$1,461,621	99.17	124.67	$269.3	$409.4

(1)	Without consideration of the One-Time Award granted August 2, 2022, the amounts shown in column (b) and (c) would be: (b) $6,635,681 and (c) $2,768,986.

(2)

Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair market value of stock awards reported in the Stock Award column of the SCT (“Stock Awards”), (ii) subtracting the actuarial present value of the accumulated benefit under the defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), and (iii) adding the change in fair value of stock awards for the applicable year.

Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and assuming the probable level of achievement for the applicable performance goals as of the end of the relevant year.

The following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Mr. Symson is included as the CEO for each year in columns (b) and (c).

Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Described Each Year in the SCT	Add Change in Fair Value of Awards(i)	Add Service and Prior Service Cost for Pension Plans(ii)	CAP for CEO
2022	$15,043,797	($12,816,347)	$0	$8,457,528	$0	$10,684,978
2021	$7,353,669	($3,869,769)	$0	$5,979,650	$0	$9,463,550
2020	$4,560,510	($2,041,633)	($86,220)	$3,339,990	$0	$5,772,647

(i)

Change in Fair Value
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Year-Over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the End of the Covered Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years Vested in the Covered Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change In Fair Value of Stock Awards for CEO
2022	$10,531,582	($1,927,772)	$481,470	($627,752)	$0	$8,457,528
2021	$4,356,923	$1,035,150	$587,577	$0	$0	$5,979,650
2020	$3,612,691	($57,303)	($264,132)	$0	$48,734	$3,339,990

(ii) The Pension Plan is a frozen plan. Therefore, it does not incur a service cost.

(3)

CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year in columns (d) and (e) were:

2022: Mr. Combs, Ms. Knutson, Mr. Lawlor and Mr. Appleton

2021: Mr. Combs, Ms. Knutson, Mr. Lawlor, Mr. Appleton and Ms. Tomlin

2020: Ms. Knutson, Mr. Lawlor, Mr. Appleton and Ms. Tomlin

Year	Average SCT Total	Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Average Change in Pension Value as Disclosed Each Year in the SCT	Add Average Change in Fair Value of Stock Awards(i)	Add Average Service and Prior Service Cost for Pension Plans(ii)	Average CAP for Other Named Executive Officers
2022	$1,759,657	($774,060)	$0	$74,782	$0	$1,060,379
2021	$2,016,104	($653,028)	$0	$1,024,523	$0	$2,387,599
2020	$1,388,123	($384,698)	($83,881)	$542,077	$0	$1,461,621

(i)

Average Change in Fair Value
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Year-Over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the End of the Covered Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years Vested in the Covered Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change In Fair Value of Stock Awards for Other Named Executive Officers
2022	$412,574	($335,643)	$89,716	($91,865)	$0	$74,782
2021	$704,297	$183,990	$136,236	$0	$0	$1,024,523
2020	$651,086	($18,314)	($106,152)	$0	$15,456	$542,077

(ii) The Pension Plan is a frozen plan. Therefore, it does not incur a service cost.

(4)

Company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our Class A Common Stock on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Company TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the NASDAQ US Benchmark Media TSR on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year.

(5)	Reflects net income, as reported in our Form 10-K for the applicable year.

(6)	The following table provides a list of the most important financial performance measures used by the Company to link CAP to Company performance for the most recently completed fiscal year.

Operating Cash Flow
Revenue (Company or Divisional)
Relative TSR

Of the goals listed, the Company considers Operating Cash Flow to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to Company performance and therefore includes it as the Company-Selected Measure in the table above. For the definition of Operating Cash Flow, please see page 43 of this proxy statement.

The three graphs appearing on the following pages illustrate the relationship between CAP and the various performance metrics listed in the Pay versus Performance Table.

For 2022, we have reported the CAP to Mr. Symson in two formats:

•	one showing his CAP as calculated under the SEC rules (the dark blue bar), and
•	one showing his CAP excluding the one-time signing equity grant received in connection with the execution of his new employment agreement (the light blue bar) (“Adjusted CAP”).

By way of background, Mr. Symson received a one-time signing equity grant, effective August 2, 2022, of restricted stock units (“RSUs”) with an award value of $8,000,000, which was allocated 70% to performance-based RSUs and 30% to time-based RSUs (collectively, the “One-Time Award”).

•

The performance-based RSUs vest based on the extent to which the Company achieves two performance goals during the 5-year performance period ending December 31, 2027 and subject to Mr. Symson’s continued employment.

•	The time-based RSUs cliff vest on December 31, 2027, subject to Mr. Symson’s continued employment.

The One-Time Award is described in more detail beginning on page 53 of this proxy statement.

As noted above, the One-Time Award did not vest in 2022 and Mr. Symson received no benefit under the One-Time Award in 2022.  Instead, the One-Time Award will vest on December 31, 2027, if and only if: (i) Mr. Symson remains employed until that date, and (ii) with respect to 70% of the One-Time Award, certain performance goals are achieved.  In other words, payout of this One-Time Award is “at risk” until December 31, 2027, and Mr. Symson may never realize the value of the award.

The Committee does not consider the One-Time Award to be included in CAP for 2022 when it evaluates the compensation program for the Chief Executive Officer and the link between pay and performance. Instead, the Committee designed the One-Time Award so that it will provide a significant incentive for Mr. Symson if he executes on our long-term strategic plan through December 31, 2027.

Even though the One-Time Award is “at risk” until December 31, 2027, and Mr. Symson received no benefit under the one-time award in 2022, the SEC requires us to the include the One-Time Award in the calculation of CAP for 2022. Therefore, to provide additional context about the relationship between pay and performance, and to reflect how the Committee views the One-Time Award, the graphs below show the CAP to Mr. Symson in 2022 “with and without” the One-Time Award.

Company Selected Measure Name		Operating Cash Flow
Named Executive Officers, Footnote [Text Block]
(3)

CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year in columns (d) and (e) were:

2022: Mr. Combs, Ms. Knutson, Mr. Lawlor and Mr. Appleton

2021: Mr. Combs, Ms. Knutson, Mr. Lawlor, Mr. Appleton and Ms. Tomlin

2020: Ms. Knutson, Mr. Lawlor, Mr. Appleton and Ms. Tomlin

Peer Group Issuers, Footnote [Text Block]
(4)

Company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our Class A Common Stock on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Company TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the NASDAQ US Benchmark Media TSR on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year.

PEO Total Compensation Amount	$ 6,635,681	$ 15,043,797	[1]	$ 7,353,669	$ 4,560,510
PEO Actually Paid Compensation Amount	2,768,986	$ 10,684,978	[1]	9,463,550	5,772,647
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	Without consideration of the One-Time Award granted August 2, 2022, the amounts shown in column (b) and (c) would be: (b) $6,635,681 and (c) $2,768,986.

(2)

Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair market value of stock awards reported in the Stock Award column of the SCT (“Stock Awards”), (ii) subtracting the actuarial present value of the accumulated benefit under the defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), and (iii) adding the change in fair value of stock awards for the applicable year.

Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and assuming the probable level of achievement for the applicable performance goals as of the end of the relevant year.

The following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Mr. Symson is included as the CEO for each year in columns (b) and (c).

Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Described Each Year in the SCT	Add Change in Fair Value of Awards(i)	Add Service and Prior Service Cost for Pension Plans(ii)	CAP for CEO
2022	$15,043,797	($12,816,347)	$0	$8,457,528	$0	$10,684,978
2021	$7,353,669	($3,869,769)	$0	$5,979,650	$0	$9,463,550
2020	$4,560,510	($2,041,633)	($86,220)	$3,339,990	$0	$5,772,647

(i)

Change in Fair Value
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Year-Over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the End of the Covered Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years Vested in the Covered Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change In Fair Value of Stock Awards for CEO
2022	$10,531,582	($1,927,772)	$481,470	($627,752)	$0	$8,457,528
2021	$4,356,923	$1,035,150	$587,577	$0	$0	$5,979,650
2020	$3,612,691	($57,303)	($264,132)	$0	$48,734	$3,339,990

(ii) The Pension Plan is a frozen plan. Therefore, it does not incur a service cost.

(3)

CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year in columns (d) and (e) were:

2022: Mr. Combs, Ms. Knutson, Mr. Lawlor and Mr. Appleton

2021: Mr. Combs, Ms. Knutson, Mr. Lawlor, Mr. Appleton and Ms. Tomlin

2020: Ms. Knutson, Mr. Lawlor, Mr. Appleton and Ms. Tomlin

Year	Average SCT Total	Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Average Change in Pension Value as Disclosed Each Year in the SCT	Add Average Change in Fair Value of Stock Awards(i)	Add Average Service and Prior Service Cost for Pension Plans(ii)	Average CAP for Other Named Executive Officers
2022	$1,759,657	($774,060)	$0	$74,782	$0	$1,060,379
2021	$2,016,104	($653,028)	$0	$1,024,523	$0	$2,387,599
2020	$1,388,123	($384,698)	($83,881)	$542,077	$0	$1,461,621

(i)

Average Change in Fair Value
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Year-Over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the End of the Covered Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years Vested in the Covered Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change In Fair Value of Stock Awards for Other Named Executive Officers
2022	$412,574	($335,643)	$89,716	($91,865)	$0	$74,782
2021	$704,297	$183,990	$136,236	$0	$0	$1,024,523
2020	$651,086	($18,314)	($106,152)	$0	$15,456	$542,077

(ii) The Pension Plan is a frozen plan. Therefore, it does not incur a service cost.

(4)

Company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our Class A Common Stock on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Company TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the NASDAQ US Benchmark Media TSR on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year.

(5)	Reflects net income, as reported in our Form 10-K for the applicable year.

(6)	The following table provides a list of the most important financial performance measures used by the Company to link CAP to Company performance for the most recently completed fiscal year.

Operating Cash Flow
Revenue (Company or Divisional)
Relative TSR

Of the goals listed, the Company considers Operating Cash Flow to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to Company performance and therefore includes it as the Company-Selected Measure in the table above. For the definition of Operating Cash Flow, please see page 43 of this proxy statement.

Non-PEO NEO Average Total Compensation Amount		$ 1,759,657	[1]	2,016,104	1,388,123
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,060,379	[1]	2,387,599	1,461,621
Equity Valuation Assumption Difference, Footnote [Text Block]

By way of background, Mr. Symson received a one-time signing equity grant, effective August 2, 2022, of restricted stock units (“RSUs”) with an award value of $8,000,000, which was allocated 70% to performance-based RSUs and 30% to time-based RSUs (collectively, the “One-Time Award”).

•

The performance-based RSUs vest based on the extent to which the Company achieves two performance goals during the 5-year performance period ending December 31, 2027 and subject to Mr. Symson’s continued employment.

•	The time-based RSUs cliff vest on December 31, 2027, subject to Mr. Symson’s continued employment.

The One-Time Award is described in more detail beginning on page 53 of this proxy statement.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		CAP, Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]		CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		CAP and Operating Cash Flow
Tabular List [Table Text Block]
(6)	The following table provides a list of the most important financial performance measures used by the Company to link CAP to Company performance for the most recently completed fiscal year.

Operating Cash Flow
Revenue (Company or Divisional)
Relative TSR

Total Shareholder Return Amount		$ 85.54	[1]	125.5	99.17
Peer Group Total Shareholder Return Amount		72.99	[1]	125.83	124.67
Net Income (Loss)		$ 198,700	[1]	$ 122,700	$ 269,300
Company Selected Measure Amount		590,700	[1]	574,900	409,400
PEO Name		Adam P. Symson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Operating Cash Flow
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Revenue (Company or Divisional)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Mr.Symson [Member]
Pay vs Performance Disclosure [Table]
Restricted stock units award value	$ 8,000,000
Percentage of performance based RSU	70.00%
Percentage of time based RSU	30.00%
PEO [Member] | Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (12,816,347)		$ (3,869,769)	$ (2,041,633)
PEO [Member] | Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	(86,220)
PEO [Member] | Change In Fair Value Of Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,457,528		5,979,650	3,339,990
PEO [Member] | Service And Prior Service Cost For Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0
PEO [Member] | Year End Fair Value Of Stock Awards Granted In Covered Fiscal Year That Remained Unvested At End Of Covered Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,531,582		4,356,923	3,612,691
PEO [Member] | Year Over Year Increase Or Decrease In Fair Value For Stock Awards Granted In Prior Years That Remained Unvested At End Of Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,927,772)		1,035,150	(57,303)
PEO [Member] | Increase Or Decrease In Fair Value Of Stock Awards Granted In Prior Years Vested In Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		481,470		587,577	(264,132)
PEO [Member] | Adjustments For Stock Awards That Failed To Meet Performance Conditions
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(627,752)		0	0
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	48,734
PEO [Member] | Change In Fair Value Of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,457,528		5,979,650	3,339,990
Non-PEO NEO [Member] | Stock Awards
Pay vs Performance Disclosure [Table]
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		(774,060)		(653,028)	(384,698)
Non-PEO NEO [Member] | Pension Value
Pay vs Performance Disclosure [Table]
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		0		0	(83,881)
Non-PEO NEO [Member] | Change In Fair Value Of Awards
Pay vs Performance Disclosure [Table]
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		74,782		1,024,523	542,077
Non-PEO NEO [Member] | Service And Prior Service Cost For Pension Plans
Pay vs Performance Disclosure [Table]
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		0		0	0
Non-PEO NEO [Member] | Year End Fair Value Of Stock Awards Granted In Covered Fiscal Year That Remained Unvested At End Of Covered Fiscal Year
Pay vs Performance Disclosure [Table]
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		412,574		704,297	651,086
Non-PEO NEO [Member] | Year Over Year Increase Or Decrease In Fair Value For Stock Awards Granted In Prior Years That Remained Unvested At End Of Covered Year
Pay vs Performance Disclosure [Table]
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		(335,643)		183,990	(18,314)
Non-PEO NEO [Member] | Increase Or Decrease In Fair Value Of Stock Awards Granted In Prior Years Vested In Covered Year
Pay vs Performance Disclosure [Table]
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		89,716		136,236	(106,152)
Non-PEO NEO [Member] | Adjustments For Stock Awards That Failed To Meet Performance Conditions
Pay vs Performance Disclosure [Table]
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		(91,865)		0	0
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value
Pay vs Performance Disclosure [Table]
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		0		0	15,456
Non-PEO NEO [Member] | Average Change in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		$ 74,782		$ 1,024,523	$ 542,077

[1]	Without consideration of the One-Time Award granted August 2, 2022, the amounts shown in column (b) and (c) would be: (b) $6,635,681 and (c) $2,768,986.